Related parties	12 Months Ended
Dec. 31, 2023
Related parties
Related parties
21.	Related parties

Key management compensation

Key management includes members of its executive committee and the board of directors. The compensation paid or payable to key management for the board and employee services includes their participation in share-based compensation arrangements. The compensation paid to these individuals is presented below for the years ended December 31, 2023, 2022 and 2021. The disclosure amounts are based on the expense recognized in the consolidated statements of loss and other comprehensive loss.

	For the Year Ended
	December 31,
(in thousands)	2023	2022	2021
Key management compensation
Short term employee benefits	$3,586	$2,673	$3,099
Share-based payments	3,503	1,994	2,702
Post-employment benefits	104	108	92
	$7,193	$4,775	$5,893

Director and shareholder compensation

A member of its board of directors and existing shareholder received consultancy fees. The compensation paid to this individual is presented below for the years ended December 31, 2023, 2022, and 2021. As of December 31, 2023, 2022, and 2021, related party expenses of less than $0.1 million, respectively, were reported in the Company’s trade payables and other balances. The disclosure amounts are based on the expense recognized in the consolidated statements of loss and other comprehensive loss.

	For the Year Ended
	December 31,
(in thousands)	2023	2022	2021
Director and shareholder compensation
Board fees	$360	$320	$227
Consultancy fees	—	—	20
	$360	$320	$247